Income Taxes, Income Tax Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Federal income tax rate		21.00%	21.00%
Reconciliation of Financial Statement Tax Provision [Abstract]
Statutory tax		$ 2,943	$ 2,584
Effect of nontaxable interest		(378)	(348)
Effect of nontaxable insurance premiums		(220)	(210)
Income from bank owned insurance, net		(168)	(161)
Effect of postretirement benefits		26	124
Effect of nontaxable life insurance death proceeds		(10)	0
Effect of state income tax		150	125
Tax credits		(72)	(102)
Other items		13	36
Total income taxes	[1]	$ 2,284	$ 2,048
Effective income tax rate		16.30%	16.60%
Unrecognized tax benefits		$ 0	$ 0
Interest and/or penalties related to income tax		$ 0	$ 0
Open tax years		2018 2019 2020

[1]	Effective income tax rates were 16.3% for 2021 and 16.6% for 2020